AFBA 5STAR FUND, INC.

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                           (COLLECTIVELY, THE "FUNDS")

                                 Advisory Series
                            Class A, B, and C Shares

      Supplement dated July 16, 2007 to the Prospectus dated July 31, 2006

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
       THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION
                               WITH THE PROSPECTUS

                              SUB-ADVISORY CHANGES

The following Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements approved at a recent meeting of the Funds' Board of Directors. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

Effective July 16, 2007, the following supplements the section entitled "Manager and Sub-Adviser" on page 23 of the Prospectus:

o For the AFBA 5Star Balanced Fund, The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will manage the Fund's equity investments and Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the Fund's fixed income investments. The London Company had $650 million in assets under management as of December 31, 2006. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The London Company's investment team managing the AFBA 5Star Balanced Fund is comprised of Stephen M. Goddard and Jonathan T. Moody, who both are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Balanced Fund. The Financial Counselors, Inc.'s investment team managing the AFBA 5Star Balanced Fund is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of Financial Counselors, Inc.'s portion of the AFBA 5Star Balanced Fund.

     Stephen M. Goddard, CFA is Managing Director and Founder of The London Company, and heads the firm's Investment Committee. He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990. In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded The London Company in early 1994. He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

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

     Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of The London Company's Investment Committee. Prior to joining the London Company in 2002, he founded Primary Research Group. Mr. Moody has over 17 years of investment experience. He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998. Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

     Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Analyst Institute. He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute. He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company. His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles. In 1988, he managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a local insurance company.

     Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 1989 as a Trader and fixed income Analyst. He manages fixed income portfolios for institutional clients. In addition, he oversees the firm's fixed income trading operations, provides fixed income expertise to other managers, and chairs the firm's Fixed Income Investment Committee.

o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the entire portfolio. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star High Yield Fund is comprised of Gary B. Cloud and Peter G. Greig, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the team members managing the AFBA 5Star High Yield Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Large Cap Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     David Marvin, CFA is CEO, Chairman of the Board and Portfolio Manager of Marvin & Palmer Associates, Inc. and has been with the firm since he founded it with Stan Palmer in 1986. He focuses on global equity investments and currencies. Prior to starting Marvin & Palmer Associates, Mr. Marvin served for 10 years as Vice President in charge of the $10 billion internally-managed DuPont Pension Fund. Preceding his tenure at DuPont, Mr. Marvin worked for Investors Diversified Services as the Head Portfolio Manager for IDS Stock Fund. IDS Stock Fund was the largest mutual fund in the United States at the time of Mr. Marvin's tenure. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust.

     Jay Middleton is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. and has been with the firm since 1989. He focuses on equity investments in the Americas. He joined the firm as a Global Analyst and became a Portfolio Manager in 1992. Mr. Middleton holds a B.A. from Wesleyan University. He is a member of the Phi Beta Kappa Honor Society.

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

     Stephen Marvin is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Americas. He joined Marvin & Palmer Associates in 1994 as a Global Analyst and became a Portfolio Manager in 1997. Prior to joining Marvin & Palmer Associates, he worked for Bear, Stearns & Company as a Corporate Finance Analyst. Mr. Marvin holds a B.A. from Carleton College.

     Porter Schutt is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Pacific Region and the U.S. He joined Marvin & Palmer Associates in 2000 as an International Analyst and became a Portfolio Manager in 2001. Prior to joining the firm, he worked in Hong Kong for 8 years, most recently at Goldman Sachs (Asia) L.L.C. as a Vice President from 1996 to 2000. From 1992 to 1996 he worked as a Manager of Asian Equities Sales at Peregrine Brokerage Limited. He received his B.A. from the University of Virginia.

o    For the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap
Fund), Dreman Value Management, LLC, located at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611-9725, will manage the entire portfolio. Dreman Value Management, LLC had $24 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap Fund) is comprised of David N. Dreman, E. Clifton Hoover, Mark Roach, F. James Hutchinson and Lee Delaporte, who are primarily responsible for the day-to-day management of the Fund.

     David N. Dreman is Chairman, Chief Investment Officer and Founder of Dreman Value Management, LLC. He founded his first investment firm, Dreman Value Management, Inc. in 1977 and served as its President and Chairman until 1995, followed by a similar role at Dreman Value Advisors, Inc. from 1995 to 1997. He has been a regular columnist for FORBES for over 27 years and he has made numerous presentations before groups such as the National Bureau of Economic Research, the Society of Quantitative Analysts, the Harvard Medical School, the Cambridge Center for Behavioral Studies, the Institute of Behavioral Finance, the Association of Investment Management and Research (AIMR), the National Financial Analysts Seminar and numerous other academic and professional groups. His research findings have also been published in the FINANCIAL ANALYSTS JOURNAL, THE JOURNAL OF INVESTING and THE JOURNAL OF BEHAVIORAL FINANCE.

     E. Clifton Hoover is Co-Chief Investment Officer and a Managing Director of Dreman Value Management, LLC. He has over 20 years of experience in the investment management industry. He has built his career on the low P/E approach to investing that is at the center of the Dreman philosophy. Prior to joining Dreman Value Management, LLC in 2006, he was a Managing Director and Portfolio Manager at NFJ Investment Group from 1997 to 2006. In this role he managed a Dividend Value portfolio and Small Cap portfolio. In addition, he assisted with consultant relationship building and retail channel support for both mutual fund and wrap accounts.

     Mark Roach joined Dreman Value Management, LLC in November of 2006 as a Managing Director and Portfolio Manager of Small and Mid Cap products and he brings over 14 years of industry experience to the firm. Prior to joining Dreman Value Management, LLC, he was a Portfolio Manager at Vaughan Nelson Investment Management, managing a small cap product from 2002 to 2006. He has significant experience in working with institutions, pensions and endowments and is well known in consulting the high net worth community. He served as a Securities Analyst from 1994 to 2001 for various institutions including Fifth Third Bank, Lynch, Jones & Ryan and USAA.

     F. James Hutchinson is President and a Managing Director of Dreman Value Management, LLC. He has over 30 years experience in Finance and Trust/Investment Management with The Bank of New York prior to joining the Firm in October 2000. In addition to several senior corporate banking assignments, he was elected President of The Bank of New York (Delaware) in 1987 and president of the Bank of New York- NJ in 1995. He is responsible for the Firm's marketing and is a member of the Investment Policy Committee.

     Lee A. Delaporte is a Managing Director and Director of Research at Dreman Value Management, LLC. He has over 20 years experience in the Investment Management business prior to joining Dreman Value Management in 2004 as a Senior Vice President and Portfolio Manager. Prior to joining the firm, he served as a Managing Director and Senior Portfolio Manager at Citigroup Asset Management and its predecessors, where he was a member of their Large Cap Value team for 11 years. There he was responsible for institutional and private client separate accounts, as well as research coverage of the energy, electrical equipment and metals industries.

o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210, will manage the entire portfolio. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Science & Technology Fund is comprised of Thomas W. Laming and James R. McBride, who are primarily responsible for the day-to-day management of the Fund.

     Thomas W. Laming is a member of the equity management team of TrendStar Advisors, LLC with over 17 years of investment experience, including positions in portfolio management and research. Prior to co-founding TrendStar Advisors, he spent 10 years with Kornitzer Capital Management as Senior Vice President and was Buffalo Funds' Chief Equity Strategist and Co-Lead Portfolio Manager for the Buffalo Small-Cap, Mid-Cap, Large-Cap, and USA Global funds and the sole Manager of the Buffalo Science & Technology Fund. He was formerly a Technology Analyst with Waddell and Reed, and prior to entering investment management, he was a spacecraft design engineer with Martin Marietta (now Lockheed Martin) in Denver, Colorado, and with TRW (now Northrop Grumman) in Houston, Texas and Redondo Beach, California.

     James R. McBride is a member of the equity management team of TrendStar Advisors, LLC with over 16 years of finance and investment experience. Prior to co-founding TrendStar Advisors he was with Kornitzer Capital Management as a Vice President and Research Analyst for 3 years. Prior to joining Kornitzer Capital Management he served as Project Manager in corporate finance with Agilent Technologies and Hewlett Packard. He is also a 1986 graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers.

o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067, TrendStar Advisers, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210 and The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will each serve as sub-adviser to the Fund. Bjurman, Barry & Associates and TrendStar Advisors, LLC will each be responsible for managing approximately 40% of the Fund's portfolio and The London Company will be responsible for managing approximately 20% of the Fund's portfolio. Bjurman, Barry & Associates had $1.2 billion in assets under management as of December 31, 2006. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006. The London Company had $650 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Small Cap Fund is comprised of
O. Thomas Barry III and Stephen W. Shipman who are primarily responsible for the day-to-day management of Bjurman, Barry & Associates' portion of the AFBA 5Star Small Cap Fund. Thomas W. Laming and James R. McBride are primarily responsible for the day-to-day management of TrendStar Advisors, LLC's portion of the AFBA 5Star Small Cap Fund. Stephen Goddard and Jonathan Moody are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Small Cap Fund.

     O. Thomas Barry III, CFA is the Chief Investment Officer and Senior Executive Vice President of Bjurman, Barry & Associates. He serves as a Senior Portfolio Manager, Member of the Board of Directors, and a principal member of the Investment Policy Committee. Prior to joining the firm in 1978, Barry was the Senior Investment Officer and Portfolio Manager at Security National Pacific Bank. He holds the Chartered Financial Analyst designation.

     Stephen W. Shipman, CFA is Executive Vice President and Director of Research of Bjurman, Barry & Associates. He joined the firm in 1997 after serving as Chief Executive Officer for Spot Magic, Incorporated. He holds the Chartered Financial Analyst designation.

     The respective biographical information of the members of TrendStar Advisors, LLC managing the AFBA 5Star Small Cap Fund can be found under the information for the AFBA 5Star Science & Technology Fund.

     The respective biographical information of the members of The London Company managing the AFBA 5Star Small Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star USA Global Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the members of Marvin & Palmer Associates managing the AFBA 5Star USA Global Fund can be found under the information for the AFBA 5Star Large Cap Fund.

                                  NAME CHANGES

AFBA 5STAR MID CAP FUND TO AFBA 5STAR MID CAP VALUE FUND

The Board of Directors has approved, effective July 16, 2007, the name change of the AFBA 5Star Mid Cap Fund to the AFBA 5Star Mid Cap Value Fund.

AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, changes to the Fund's current investment objective and principal investment policies, and the name change of AFBA 5Star High Yield Fund to AFBA 5Star Total Return Bond Fund. The proposed change in the Fund's name, if approved by shareholders at a future shareholder meeting to be held on or about September 12, 2007, relates to the proposed changes in the Fund's investment objective and principal investment policies, see "Change in Investment Objectives."

        CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund has modified its investment objective to expand its market capitalization range.

The fourth bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1 billion and $10 billion at the time of purchase.

The fourth bullet point under the sub-heading "Each Fund's principal investment strategies are described below" on page 2 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - Dreman Value Management, LLC's ("Dreman"), investment philosophy and process focus on securities that Dreman believes are undervalued, but have favorable prospects for appreciation. Dreman's stock selection process encompasses screening for stocks of mid-cap companies with below market price-to-earnings ratios that are financially solid and comparisons of the company's stock price to its book value, cash flow and yield. Dreman analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth. Dreman assembles the Mid Cap Value Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries.

AFBA 5STAR HIGH YIELD FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, a proposal to change the investment objective and principal investment policies of the AFBA 5Star High Yield Fund to allow the Fund to invest in higher quality fixed income securities, rather than investing at least 80% of the Fund's assets in high yield bonds. Shareholder approval of the proposal to change the Fund's investment objective and principal investment policies relates to the proposed change of the Fund's name to the AFBA 5Star Total Return Bond Fund, and proposed change of the Fund's performance benchmarks, the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index, to the Lehman Brothers Government/Corporate Bond Index.

AFBA 5STAR BALANCED FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval at a future shareholder meeting to be held on or about September 12, 2007, a proposal to change the investment objective of the AFBA 5Star Balanced Fund from seeking long-term capital appreciation and high current income to seeking long-term capital appreciation and current income.

                        CHANGE IN PERFORMANCE BENCHMARKS

AFBA 5STAR LARGE CAP FUND

Effective July 16, 2007, the AFBA 5Star Large Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund, formerly the "AFBA 5Star Mid Cap Fund," changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 400 Mid Cap Index and will now compare its performance to the Russell 2500 Value Index.

AFBA 5STAR SMALL CAP FUND

Effective July 16, 2007, the AFBA 5Star Small Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 600 Small Cap Index and will now compare its performance to the Russell 2000 Growth Index.

AFBA 5STAR USA GLOBAL FUND

Effective July 16, 2007, the AFBA 5Star USA Global Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR HIGH YIELD BOND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval of certain changes to the Fund's investment objective and principal investment policies, a change in the performance benchmarks of the AFBA 5Star High Yield Bond Fund from the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index to the Lehman Brothers Government/Corporate Bond Index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                           (COLLECTIVELY, THE "FUNDS")

                              Institutional Series
                                 Class I Shares


      Supplement dated July 16, 2007 to the Prospectus dated July 31, 2006

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
       THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION
                               WITH THE PROSPECTUS

                              SUB-ADVISORY CHANGES

The following Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements approved at a recent meeting of the Funds' Board of Directors. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

Effective July 16, 2007, the following supplements the section entitled "Manager and Sub-Adviser" on page 15 of the Prospectus:

o For the AFBA 5Star Balanced Fund, The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will manage the Fund's equity investments and Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the Fund's fixed income investments. The London Company had $650 million in assets under management as of December 31, 2006. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The London Company's investment team managing the AFBA 5Star Balanced Fund is comprised of Stephen M. Goddard and Jonathan T. Moody, who both are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Balanced Fund. The Financial Counselors, Inc.'s investment team managing the AFBA 5Star Balanced Fund is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of Financial Counselors, Inc.'s portion of the AFBA 5Star Balanced Fund.

     Stephen M. Goddard, CFA is Managing Director and Founder of The London Company, and heads the firm's Investment Committee. He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990. In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded The London Company in early 1994. He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

     Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of The London Company's Investment Committee. Prior to joining the London Company in 2002, he founded Primary Research Group. Mr. Moody has over 17 years of investment experience. He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998. Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

     Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Analyst Institute. He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute. He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company. His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles. In 1988, he managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a local insurance company.

     Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 1989 as a Trader and fixed income Analyst. He manages fixed income portfolios for institutional clients. In addition, he oversees the firm's fixed income trading operations, provides fixed income expertise to other managers, and chairs the firm's Fixed Income Investment Committee.

o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the entire portfolio. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star High Yield Fund is comprised of Gary B. Cloud and Peter G. Greig, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the team members managing the AFBA 5Star High Yield Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Large Cap Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     David Marvin, CFA is CEO, Chairman of the Board and Portfolio Manager of Marvin & Palmer Associates, Inc. and has been with the firm since he founded it with Stan Palmer in 1986. He focuses on global equity investments and currencies. Prior to starting Marvin & Palmer Associates, Mr. Marvin served for 10 years as Vice President in charge of the $10 billion internally-managed DuPont Pension Fund. Preceding his tenure at DuPont, Mr. Marvin worked for Investors Diversified Services as the Head Portfolio Manager for IDS Stock Fund. IDS Stock Fund was the largest mutual fund in the United States at the time of Mr. Marvin's tenure. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust.

     Jay Middleton is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. and has been with the firm since 1989. He focuses on equity investments in the Americas. He joined the firm as a Global Analyst and became a Portfolio Manager in 1992. Mr. Middleton holds a B.A. from Wesleyan University. He is a member of the Phi Beta Kappa Honor Society.

     Stephen Marvin is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Americas. He joined Marvin & Palmer Associates in 1994 as a Global Analyst and became a Portfolio Manager in 1997. Prior to joining Marvin & Palmer Associates, he worked for Bear, Stearns & Company as a Corporate Finance Analyst. Mr. Marvin holds a B.A. from Carleton College.

     Porter Schutt is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Pacific Region and the U.S. He joined Marvin & Palmer Associates in 2000 as an International Analyst and became a Portfolio Manager in 2001. Prior to joining the firm, he worked in Hong Kong for 8 years, most recently at Goldman Sachs (Asia) L.L.C. as a Vice President from 1996 to 2000. From 1992 to 1996 he worked as a Manager of Asian Equities Sales at Peregrine Brokerage Limited. He received his B.A. from the University of Virginia.

o    For the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap
Fund), Dreman Value Management, LLC, located at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611-9725, will manage the entire portfolio. Dreman Value Management, LLC had $24 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap Fund) is comprised of David N. Dreman, E. Clifton Hoover, Mark Roach, F. James Hutchinson and Lee Delaporte, who are primarily responsible for the day-to-day management of the Fund.

     David N. Dreman is Chairman, Chief Investment Officer and Founder of Dreman Value Management, LLC. He founded his first investment firm, Dreman Value Management, Inc. in 1977 and served as its President and Chairman until 1995, followed by a similar role at Dreman Value Advisors, Inc. from 1995 to 1997. He has been a regular columnist for FORBES for over 27 years and he has made numerous presentations before groups such as the National Bureau of Economic Research, the Society of Quantitative Analysts, the Harvard Medical School, the Cambridge Center for Behavioral Studies, the Institute of Behavioral Finance, the Association of Investment Management and Research (AIMR), the National Financial Analysts Seminar and numerous other academic and professional groups. His research findings have also been published in the FINANCIAL ANALYSTS JOURNAL, THE JOURNAL OF INVESTING and THE JOURNAL OF BEHAVIORAL FINANCE.

     E. Clifton Hoover is Co-Chief Investment Officer and a Managing Director of Dreman Value Management, LLC. He has over 20 years of experience in the investment management industry. He has built his career on the low P/E approach to investing that is at the center of the Dreman philosophy. Prior to joining Dreman Value Management, LLC in 2006, he was a Managing Director and Portfolio Manager at NFJ Investment Group from 1997 to 2006. In this role he managed a Dividend Value portfolio and Small Cap portfolio. In addition, he assisted with consultant relationship building and retail channel support for both mutual fund and wrap accounts.

     Mark Roach joined Dreman Value Management, LLC in November of 2006 as a Managing Director and Portfolio Manager of Small and Mid Cap products and he brings over 14 years of industry experience to the firm. Prior to joining Dreman Value Management, LLC, he was a Portfolio Manager at Vaughan Nelson Investment Management, managing a small cap product from 2002 to 2006. He has significant experience in working with institutions, pensions and endowments and is well known in consulting the high net worth community. He served as a Securities Analyst from 1994 to 2001 for various institutions including Fifth Third Bank, Lynch, Jones & Ryan and USAA.

     F. James Hutchinson is President and a Managing Director of Dreman Value Management, LLC. He has over 30 years experience in Finance and Trust/Investment Management with The Bank of New York prior to joining the Firm in October 2000. In addition to several senior corporate banking assignments, he was elected President of The Bank of New York (Delaware) in 1987 and president of the Bank of New York- NJ in 1995. He is responsible for the Firm's marketing and is a member of the Investment Policy Committee.

     Lee A. Delaporte is a Managing Director and Director of Research at Dreman Value Management, LLC. He has over 20 years experience in the Investment Management business prior to joining Dreman Value Management in 2004 as a Senior Vice President and Portfolio Manager. Prior to joining the firm, he served as a Managing Director and Senior Portfolio Manager at Citigroup Asset Management and its predecessors, where he was a member of their Large Cap Value team for 11 years. There he was responsible for institutional and private client separate accounts, as well as research coverage of the energy, electrical equipment and metals industries.

o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210, will manage the entire portfolio. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Science & Technology Fund is comprised of Thomas W. Laming and James R. McBride, who are primarily responsible for the day-to-day management of the Fund.

     Thomas W. Laming is a member of the equity management team of TrendStar Advisors, LLC with over 17 years of investment experience, including positions in portfolio management and research. Prior to co-founding TrendStar Advisors, he spent 10 years with Kornitzer Capital Management as Senior Vice President and was Buffalo Funds' Chief Equity Strategist and Co-Lead Portfolio Manager for the Buffalo Small-Cap, Mid-Cap, Large-Cap, and USA Global funds and the sole Manager of the Buffalo Science & Technology Fund. He was formerly a Technology Analyst with Waddell and Reed, and prior to entering investment management, he was a spacecraft design engineer with Martin Marietta (now Lockheed Martin) in Denver, Colorado, and with TRW (now Northrop Grumman) in Houston, Texas and Redondo Beach, California.

     James R. McBride is a member of the equity management team of TrendStar Advisors, LLC with over 16 years of finance and investment experience. Prior to co-founding TrendStar Advisors he was with Kornitzer Capital Management as a Vice President and Research Analyst for 3 years. Prior to joining Kornitzer Capital Management he served as Project Manager in corporate finance with Agilent Technologies and Hewlett Packard. He is also a 1986 graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers.

o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067, TrendStar Advisers, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210 and The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will each serve as sub-adviser to the Fund. Bjurman, Barry & Associates and TrendStar Advisors, LLC will each be responsible for managing approximately 40% of the Fund's portfolio and The London Company will be responsible for managing approximately 20% of the Fund's portfolio. Bjurman, Barry & Associates had $1.2 billion in assets under management as of December 31, 2006. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006. The London Company had $650 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Small Cap Fund is comprised of
O. Thomas Barry III and Stephen W. Shipman who are primarily responsible for the day-to-day management of Bjurman, Barry & Associates' portion of the AFBA 5Star Small Cap Fund. Thomas W. Laming and James R. McBride are primarily responsible for the day-to-day management of TrendStar Advisors, LLC's portion of the AFBA 5Star Small Cap Fund. Stephen Goddard and Jonathan Moody are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Small Cap Fund.

     O. Thomas Barry III, CFA is the Chief Investment Officer and Senior Executive Vice President of Bjurman, Barry & Associates. He serves as a Senior Portfolio Manager, Member of the Board of Directors, and a principal member of the Investment Policy Committee. Prior to joining the firm in 1978, Barry was the Senior Investment Officer and Portfolio Manager at Security National Pacific Bank. He holds the Chartered Financial Analyst designation.

     Stephen W. Shipman, CFA is Executive Vice President and Director of Research of Bjurman, Barry & Associates. He joined the firm in 1997 after serving as Chief Executive Officer for Spot Magic, Incorporated. He holds the Chartered Financial Analyst designation.

     The respective biographical information of the members of TrendStar Advisors, LLC managing the AFBA 5Star Small Cap Fund can be found under the information for the AFBA 5Star Science & Technology Fund.

     The respective biographical information of the members of The London Company managing the AFBA 5Star Small Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star USA Global Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the members of Marvin & Palmer Associates managing the AFBA 5Star USA Global Fund can be found under the information for the AFBA 5Star Large Cap Fund.

                                  NAME CHANGES

AFBA 5STAR MID CAP FUND TO AFBA 5STAR MID CAP VALUE FUND

The Board of Directors has approved, effective July 16, 2007, the name change of the AFBA 5Star Mid Cap Fund to the AFBA 5Star Mid Cap Value Fund.

AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, changes to the Fund's current investment objective and principal investment policies, and the name change of AFBA 5Star High Yield Fund to AFBA 5Star Total Return Bond Fund. The proposed change in the Fund's name, if approved by shareholders at a future shareholder meeting to be held on or about September 12, 2007, relates to the proposed changes in the Fund's investment objective and principal investment policies, see "Change in Investment Objectives."

        CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund has modified its investment objective to expand its market capitalization range.

The fourth bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1 billion and $10 billion at the time of purchase.

The third bullet point under the sub-heading "Each Fund's principal investment strategies are described below" on page 2 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - Dreman Value Management, LLC's ("Dreman"), investment philosophy and process focus on securities that Dreman believes are undervalued, but have favorable prospects for appreciation. Dreman's stock selection process encompasses screening for stocks of mid-cap companies with below market price-to-earnings ratios that are financially solid and comparisons of the company's stock price to its book value, cash flow and yield. Dreman analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth. Dreman assembles the Mid Cap Value Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries.

AFBA 5STAR HIGH YIELD FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, a proposal to change the investment objective and principal investment policies of the AFBA 5Star High Yield Fund to allow the Fund to invest in higher quality fixed income securities, rather than investing at least 80% of the Fund's assets in high yield bonds. Shareholder approval of the proposal to change the Fund's investment objective and principal investment policies relates to the proposed change of the Fund's name to the AFBA 5Star Total Return Bond Fund, and proposed change of the Fund's performance benchmarks, the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index, to the Lehman Brothers Government/Corporate Bond Index.

AFBA 5STAR BALANCED FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval at a future shareholder meeting to be held on or about September 12, 2007, a proposal to change the investment objective of the AFBA 5Star Balanced Fund from seeking long-term capital appreciation and high current income to seeking long-term capital appreciation and current income.

                        CHANGE IN PERFORMANCE BENCHMARKS

AFBA 5STAR LARGE CAP FUND

Effective July 16, 2007, the AFBA 5Star Large Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund, formerly the "AFBA 5Star Mid Cap Fund," changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 400 Mid Cap Index and will now compare its performance to the Russell 2500 Value Index.

AFBA 5STAR SMALL CAP FUND

Effective July 16, 2007, the AFBA 5Star Small Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 600 Small Cap Index and will now compare its performance to the Russell 2000 Growth Index.

AFBA 5STAR USA GLOBAL FUND

Effective July 16, 2007, the AFBA 5Star USA Global Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR HIGH YIELD BOND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval of certain changes to the Fund's investment objective and principal investment policies, a change in the performance benchmarks of the AFBA 5Star High Yield Bond Fund from the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index to the Lehman Brothers Government/Corporate Bond Index.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              AFBA 5STAR FUND, INC.

                            AFBA 5STAR BALANCED FUND
                           AFBA 5STAR HIGH YIELD FUND
                            AFBA 5STAR LARGE CAP FUND
        AFBA 5STAR MID CAP VALUE FUND (FORMERLY, AFBA 5STAR MID CAP FUND)
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                            AFBA 5STAR SMALL CAP FUND
                           AFBA 5STAR USA GLOBAL FUND
                           (COLLECTIVELY, THE "FUNDS")

                                Retirement Series
                                 Class R Shares

      Supplement dated July 16, 2007 to the Prospectus dated July 31, 2006

         THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND
       THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION
                               WITH THE PROSPECTUS

                              SUB-ADVISORY CHANGES

The following Sub-Advisers will begin to manage the Funds on July 16, 2007 pursuant to interim sub-advisory agreements approved at a recent meeting of the Funds' Board of Directors. The Sub-Advisers continued management of the Funds will be subject to shareholder approval at a meeting to be held on or about September 12, 2007.

Effective July 16, 2007, the following supplements the section entitled "Manager and Sub-Adviser" on page 18 of the Prospectus:

o For the AFBA 5Star Balanced Fund, The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will manage the Fund's equity investments and Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the Fund's fixed income investments. The London Company had $650 million in assets under management as of December 31, 2006. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The London Company's investment team managing the AFBA 5Star Balanced Fund is comprised of Stephen M. Goddard and Jonathan T. Moody, who both are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Balanced Fund. The Financial Counselors, Inc.'s investment team managing the AFBA 5Star Balanced Fund is comprised of Gary B. Cloud and Peter G. Greig, who are both primarily responsible for the day-to-day management of Financial Counselors, Inc.'s portion of the AFBA 5Star Balanced Fund.

     Stephen M. Goddard, CFA is Managing Director and Founder of The London Company, and heads the firm's Investment Committee. He has over 20 years of investment experience, beginning his career as an Analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990. In 1993, he worked as the Chief Investment Officer for the Tredegar Trust Company until he founded The London Company in early 1994. He is a Chartered Financial Analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.

     Jonathan T. Moody is the Director of Research, Portfolio Manager, and a member of The London Company's Investment Committee. Prior to joining the London Company in 2002, he founded Primary Research Group. Mr. Moody has over 17 years of investment experience. He started his career at Woodward and Associates in 1986, followed by Analyst/Portfolio Manager positions at Piedmont Capital and Crestar Asset Management (now Trusco) from 1997 to 1998. Mr. Moody also worked at BB&T Capital Markets from 1999 to 2001.

     Gary B. Cloud, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 2003 and serves as a member of the Fixed Income Investment Committee and the Value Equity Analyst Institute. He is also a member of the Kansas City CFA Society and the Chartered Financial Analyst Institute. He began his investment career in 1986 working in the secondary marketing department of a mortgage banking company. His experience with mortgage-backed securities led him to Bank One Corporation, where he spent 10 years in a variety of consumer lending, asset acquisition and portfolio management roles. In 1988, he managed a $1.5 billion portfolio of corporate, mortgage and asset-backed securities for a local insurance company.

     Peter G. Greig, CFA is a Senior Vice President and Portfolio Manager of Financial Counselors, Inc. He joined the firm in 1989 as a Trader and fixed income Analyst. He manages fixed income portfolios for institutional clients. In addition, he oversees the firm's fixed income trading operations, provides fixed income expertise to other managers, and chairs the firm's Fixed Income Investment Committee.

o For the AFBA 5Star High Yield Fund, Financial Counselors, Inc., located at 442 West 47th Street, Kansas City, MO 64110, will manage the entire portfolio. Financial Counselors, Inc. had $3 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star High Yield Fund is comprised of Gary B. Cloud and Peter G. Greig, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the team members managing the AFBA 5Star High Yield Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star Large Cap Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Large Cap Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     David Marvin, CFA is CEO, Chairman of the Board and Portfolio Manager of Marvin & Palmer Associates, Inc. and has been with the firm since he founded it with Stan Palmer in 1986. He focuses on global equity investments and currencies. Prior to starting Marvin & Palmer Associates, Mr. Marvin served for 10 years as Vice President in charge of the $10 billion internally-managed DuPont Pension Fund. Preceding his tenure at DuPont, Mr. Marvin worked for Investors Diversified Services as the Head Portfolio Manager for IDS Stock Fund. IDS Stock Fund was the largest mutual fund in the United States at the time of Mr. Marvin's tenure. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust.

     Jay Middleton is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. and has been with the firm since 1989. He focuses on equity investments in the Americas. He joined the firm as a Global Analyst and became a Portfolio Manager in 1992. Mr. Middleton holds a B.A. from Wesleyan University. He is a member of the Phi Beta Kappa Honor Society.

     Stephen Marvin is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Americas. He joined Marvin & Palmer Associates in 1994 as a Global Analyst and became a Portfolio Manager in 1997. Prior to joining Marvin & Palmer Associates, he worked for Bear, Stearns & Company as a Corporate Finance Analyst. Mr. Marvin holds a B.A. from Carleton College.

     Porter Schutt is a Portfolio Manager and Principal of Marvin & Palmer Associates, Inc. He focuses on equity investments in the Pacific Region and the U.S. He joined Marvin & Palmer Associates in 2000 as an International Analyst and became a Portfolio Manager in 2001. Prior to joining the firm, he worked in Hong Kong for 8 years, most recently at Goldman Sachs (Asia) L.L.C. as a Vice President from 1996 to 2000. From 1992 to 1996 he worked as a Manager of Asian Equities Sales at Peregrine Brokerage Limited. He received his B.A. from the University of Virginia.

o    For the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap
Fund), Dreman Value Management, LLC, located at 520 East Cooper Avenue, Suite 230-4, Aspen, CO 81611-9725, will manage the entire portfolio. Dreman Value Management, LLC had $24 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Mid Cap Value Fund (formerly, the AFBA 5Star Mid Cap Fund) is comprised of David N. Dreman, E. Clifton Hoover, Mark Roach, F. James Hutchinson and Lee Delaporte, who are primarily responsible for the day-to-day management of the Fund.

     David N. Dreman is Chairman, Chief Investment Officer and Founder of Dreman Value Management, LLC. He founded his first investment firm, Dreman Value Management, Inc. in 1977 and served as its President and Chairman until 1995, followed by a similar role at Dreman Value Advisors, Inc. from 1995 to 1997. He has been a regular columnist for FORBES for over 27 years and he has made numerous presentations before groups such as the National Bureau of Economic Research, the Society of Quantitative Analysts, the Harvard Medical School, the Cambridge Center for Behavioral Studies, the Institute of Behavioral Finance, the Association of Investment Management and Research (AIMR), the National Financial Analysts Seminar and numerous other academic and professional groups. His research findings have also been published in the FINANCIAL ANALYSTS JOURNAL, THE JOURNAL OF INVESTING and THE JOURNAL OF BEHAVIORAL FINANCE.

     E. Clifton Hoover is Co-Chief Investment Officer and a Managing Director of Dreman Value Management, LLC. He has over 20 years of experience in the investment management industry. He has built his career on the low P/E approach to investing that is at the center of the Dreman philosophy. Prior to joining Dreman Value Management, LLC in 2006, he was a Managing Director and Portfolio Manager at NFJ Investment Group from 1997 to 2006. In this role he managed a Dividend Value portfolio and Small Cap portfolio. In addition, he assisted with consultant relationship building and retail channel support for both mutual fund and wrap accounts.

     Mark Roach joined Dreman Value Management, LLC in November of 2006 as a Managing Director and Portfolio Manager of Small and Mid Cap products and he brings over 14 years of industry experience to the firm. Prior to joining Dreman Value Management, LLC, he was a Portfolio Manager at Vaughan Nelson Investment Management, managing a small cap product from 2002 to 2006. He has significant experience in working with institutions, pensions and endowments and is well known in consulting the high net worth community. He served as a Securities Analyst from 1994 to 2001 for various institutions including Fifth Third Bank, Lynch, Jones & Ryan and USAA.

     F. James Hutchinson is President and a Managing Director of Dreman Value Management, LLC. He has over 30 years experience in Finance and Trust/Investment Management with The Bank of New York prior to joining the Firm in October 2000. In addition to several senior corporate banking assignments, he was elected President of The Bank of New York (Delaware) in 1987 and president of the Bank of New York- NJ in 1995. He is responsible for the Firm's marketing and is a member of the Investment Policy Committee.

     Lee A. Delaporte is a Managing Director and Director of Research at Dreman Value Management, LLC. He has over 20 years experience in the Investment Management business prior to joining Dreman Value Management in 2004 as a Senior Vice President and Portfolio Manager. Prior to joining the firm, he served as a Managing Director and Senior Portfolio Manager at Citigroup Asset Management and its predecessors, where he was a member of their Large Cap Value team for 11 years. There he was responsible for institutional and private client separate accounts, as well as research coverage of the energy, electrical equipment and metals industries.

o For the AFBA 5Star Science & Technology Fund, TrendStar Advisors, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210, will manage the entire portfolio. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Science & Technology Fund is comprised of Thomas W. Laming and James R. McBride, who are primarily responsible for the day-to-day management of the Fund.

     Thomas W. Laming is a member of the equity management team of TrendStar Advisors, LLC with over 17 years of investment experience, including positions in portfolio management and research. Prior to co-founding TrendStar Advisors, he spent 10 years with Kornitzer Capital Management as Senior Vice President and was Buffalo Funds' Chief Equity Strategist and Co-Lead Portfolio Manager for the Buffalo Small-Cap, Mid-Cap, Large-Cap, and USA Global funds and the sole Manager of the Buffalo Science & Technology Fund. He was formerly a Technology Analyst with Waddell and Reed, and prior to entering investment management, he was a spacecraft design engineer with Martin Marietta (now Lockheed Martin) in Denver, Colorado, and with TRW (now Northrop Grumman) in Houston, Texas and Redondo Beach, California.

     James R. McBride is a member of the equity management team of TrendStar Advisors, LLC with over 16 years of finance and investment experience. Prior to co-founding TrendStar Advisors he was with Kornitzer Capital Management as a Vice President and Research Analyst for 3 years. Prior to joining Kornitzer Capital Management he served as Project Manager in corporate finance with Agilent Technologies and Hewlett Packard. He is also a 1986 graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers.

o For the AFBA 5Star Small Cap Fund, Bjurman, Barry & Associates, located at 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067, TrendStar Advisers, LLC, located at 7300 College Boulevard, Suite 308, Overland Park, KS 66210 and The London Company, located at 1801 Bayberry Court, Suite 301, Richmond, VA 23226, will each serve as sub-adviser to the Fund. Bjurman, Barry & Associates and TrendStar Advisors, LLC will each be responsible for managing approximately 40% of the Fund's portfolio and The London Company will be responsible for managing approximately 20% of the Fund's portfolio. Bjurman, Barry & Associates had $1.2 billion in assets under management as of December 31, 2006. TrendStar Advisors, LLC had $450 million in assets under management as of December 31, 2006. The London Company had $650 million in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star Small Cap Fund is comprised of
O. Thomas Barry III and Stephen W. Shipman who are primarily responsible for the day-to-day management of Bjurman, Barry & Associates' portion of the AFBA 5Star Small Cap Fund. Thomas W. Laming and James R. McBride are primarily responsible for the day-to-day management of TrendStar Advisors, LLC's portion of the AFBA 5Star Small Cap Fund. Stephen Goddard and Jonathan Moody are primarily responsible for the day-to-day management of The London Company's portion of the AFBA 5Star Small Cap Fund.

     O. Thomas Barry III, CFA is the Chief Investment Officer and Senior Executive Vice President of Bjurman, Barry & Associates. He serves as a Senior Portfolio Manager, Member of the Board of Directors, and a principal member of the Investment Policy Committee. Prior to joining the firm in 1978, Barry was the Senior Investment Officer and Portfolio Manager at Security National Pacific Bank. He holds the Chartered Financial Analyst designation.

     Stephen W. Shipman, CFA is Executive Vice President and Director of Research of Bjurman, Barry & Associates. He joined the firm in 1997 after serving as Chief Executive Officer for Spot Magic, Incorporated. He holds the Chartered Financial Analyst designation.

     The respective biographical information of the members of TrendStar Advisors, LLC managing the AFBA 5Star Small Cap Fund can be found under the information for the AFBA 5Star Science & Technology Fund.

     The respective biographical information of the members of The London Company managing the AFBA 5Star Small Fund can be found under the information for the AFBA 5Star Balanced Fund.

o For the AFBA 5Star USA Global Fund, Marvin & Palmer Associates, Inc., located at 1201 N. Market Street, Suite 2300, Wilmington, DE 19801-1165, will manage the entire portfolio. Marvin & Palmer Associates, Inc. had $11 billion in assets under management as of December 31, 2006.

     The investment team managing the AFBA 5Star USA Global Fund is comprised of David Marvin, Jay Middleton, Stephen Marvin and Porter Schutt, who are primarily responsible for the day-to-day management of the Fund.

     The respective biographical information of the members of Marvin & Palmer Associates managing the AFBA 5Star USA Global Fund can be found under the information for the AFBA 5Star Large Cap Fund.

                                  NAME CHANGES

AFBA 5STAR MID CAP FUND TO AFBA 5STAR MID CAP VALUE FUND

The Board of Directors has approved, effective July 16, 2007, the name change of the AFBA 5Star Mid Cap Fund to the AFBA 5Star Mid Cap Value Fund.

AFBA 5STAR HIGH YIELD FUND TO AFBA 5STAR TOTAL RETURN BOND FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, changes to the Fund's current investment objective and principal investment policies, and the name change of AFBA 5Star High Yield Fund to AFBA 5Star Total Return Bond Fund. The proposed change in the Fund's name, if approved by shareholders at a future shareholder meeting to be held on or about September 12, 2007, relates to the proposed changes in the Fund's investment objective and principal investment policies, see "Change in Investment Objectives."

        CHANGE IN INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund has modified its investment objective to expand its market capitalization range.

The fourth bullet point under the heading "Investment Objectives and Principal Investment Strategies" on page 1 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - seeks long-term capital growth. To pursue its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets in domestic equity securities (common stocks, convertibles and warrants) issued by medium-sized or "mid cap" companies. The Fund considers a company to be a mid cap company if it has a market capitalization between $1 billion and $10 billion at the time of purchase.

The third bullet point under the sub-heading "Each Fund's principal investment strategies are described below" on page 2 of the Prospectus is replaced with the following:

o AFBA 5STAR MID CAP VALUE FUND - Dreman Value Management, LLC's ("Dreman"), investment philosophy and process focus on securities that Dreman believes are undervalued, but have favorable prospects for appreciation. Dreman's stock selection process encompasses screening for stocks of mid-cap companies with below market price-to-earnings ratios that are financially solid and comparisons of the company's stock price to its book value, cash flow and yield. Dreman analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term capital appreciation and dividend growth. Dreman assembles the Mid Cap Value Fund's portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries.

AFBA 5STAR HIGH YIELD FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval, a proposal to change the investment objective and principal investment policies of the AFBA 5Star High Yield Fund to allow the Fund to invest in higher quality fixed income securities, rather than investing at least 80% of the Fund's assets in high yield bonds. Shareholder approval of the proposal to change the Fund's investment objective and principal investment policies relates to the proposed change of the Fund's name to the AFBA 5Star Total Return Bond Fund, and proposed change of the Fund's performance benchmarks, the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index, to the Lehman Brothers Government/Corporate Bond Index.

AFBA 5STAR BALANCED FUND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval at a future shareholder meeting to be held on or about September 12, 2007, a proposal to change the investment objective of the AFBA 5Star Balanced Fund from seeking long-term capital appreciation and high current income to seeking long-term capital appreciation and current income.

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

                        CHANGE IN PERFORMANCE BENCHMARKS

AFBA 5STAR LARGE CAP FUND

Effective July 16, 2007, the AFBA 5Star Large Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR MID CAP VALUE FUND

Effective July 16, 2007, the AFBA 5Star Mid Cap Value Fund, formerly the "AFBA 5Star Mid Cap Fund," changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 400 Mid Cap Index and will now compare its performance to the Russell 2500 Value Index.

AFBA 5STAR SMALL CAP FUND

Effective July 16, 2007, the AFBA 5Star Small Cap Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 600 Small Cap Index and will now compare its performance to the Russell 2000 Growth Index.

AFBA 5STAR USA GLOBAL FUND

Effective July 16, 2007, the AFBA 5Star USA Global Fund changed its performance benchmark. The Fund previously compared its performance to the performance of the S&P 500 Index and will now compare its performance to the Russell 1000 Growth Index.

AFBA 5STAR HIGH YIELD BOND

At a recent meeting of the Board of Directors, the Board approved, subject to subsequent shareholder approval of certain changes to the Fund's investment objective and principal investment policies, a change in the performance benchmarks of the AFBA 5Star High Yield Bond Fund from the Merrill Lynch High Yield Bond Index and/or the Lipper High Yield Fund Index to the Lehman Brothers Government/Corporate Bond Index.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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